RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The related parties are defined as affiliates of our Company; entities for which investments are accounted for by the equity method by our Company; the principal owners of our Company; its management; members of the immediate families of the principal owners of our Company and its management.
Moon View Ventures Limited (“Moon View”), PEWC, Singapore Branch, PEWC Singapore Co. (Pte) Ltd., Taiwan Submarine Cable Co., Ltd, and PEWC (HK) are controlled by PEWC. Moon View is the immediate holding company of our Company. Italian-Thai Development Public Company Limited (“Italian-Thai”) is the non-controlling shareholder of one of our Company’s operating subsidiaries in Thailand. SPHC is one of our Company’s equity investees. Fujikura Limited is a non-controlling shareholder of one of our Company’s operating subsidiaries in Thailand.
25(a)    Outstanding balance with related parties
The following table provided the total amount of outstanding balance at December 31, 2025 and 2024.

		As of December 31,
		2025	2024
		US$’000	US$’000
Amounts due from related parties
The ultimate parent company	PEWC	2,967	54
	PEWC, Singapore Branch	29	21
	Sumi-Pac Construction Company, LTD.	11	14

Associate	SPHC	186	171

Non-controlling shareholder of subsidiary	Italian-Thai and its affiliates	712	347
		3,905	607
Amounts due to related parties
The ultimate parent company	PEWC	7,774	7,888
	PEWC Singapore Co. (Pte) Ltd.	400	400
	Pacific Holdings Group	49	49
	Chung-Tai Technology Development Engineering Corp.	3	—
	Italian-Thai and its affiliates	—	4

Associate	SPHC	1,362	1,362

Others		2	12
		9,590	9,715
Our Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on our Company’s historical credit loss experience, adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables.
See Note 28(b) credit risk of trade receivables for discussions on how our Company manages and measures credit quality of trade receivables that are neither past due nor impaired.
25(b)    Transactions with related parties
The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2025	2024	2023
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	40,382	23,807	23,093
	Purchase return	1,097	—	—
	Sales	5,198	9	14
	Construction income received	950	2,320	1,006
	Management fee received	—	5	29
	Management fee paid	48	179	205
	Information technology service fee paid	34	101	132
	Interest expenses paid	1	3	—
	Rental fee paid	123	101	104
	Vehicle sale proceeds received	—	—	18
	Other employee benefits-Others	6	5	—
Sumi-Pac Construction Company, LTD.	Construction income received	124	67	—
	Rental fee received	16	20	26
	Service fee received	63	68	31
	Purchases	—	—	280
Pacific Charity Foundation	Rental fee received	—	6	9
	Donation	—	4	—
Pacific Union Co., Ltd.	Construction income received	—	6	11
Chung-Tai Technology Development Engineering Corporation	Rental fee received	16	15	11
	Miscellaneous purchases	12	11	—
	Service fee received	—	1	1
PEWC (HK)	Sales	—	12	7,437
	Service fee paid	—	—	67

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	5,266	5,734	5,230
	Loss allowance	—	—	4,565
Pacific Holdings Group	Service fee paid	196	196	—
	Business Trip	1	—	—

Others	Fabrication cost	457	173	150
	Vehicle sale proceeds received	—	—	25
As of December 31, 2023, our Company has an outstanding balance from product sales to Italian-Thai, amounting to THB 165 million (approximately $5.6 million). The majority of this outstanding payment, amounting to THB 159 million (approximately $4.6 million), was overdue by more than one year. In 2023, our Company recognized a loss allowance of THB 159 million (approximately $4.6 million). This decision was based on several factors, including (1) Italian-Thai’s 2023 financial statement being issued with a disclaimer of opinion related to scope limitation, primarily due to a going concern issue; (2) our Company has not obtained any collateral or guarantees related to the unpaid payments; and (3) Italian-Thai’s current financial condition, as evidenced by relevant News and credit rating information in Thailand. Considering the aforementioned factors, our management deemed it appropriate to record a full loss allowance in 2023. During the year of 2024, the Company has recovered THB 14 million (approximately $1.4 million) from the above Italian-Thai's outstanding payments and the remaining outstanding payments of THB 146 million (approximately $4.2 million) were deemed impaired and had been fully provided for in 2023. On March 5, 2026, Charoong Thai entered into a repayment plan agreement with Italian-Thai regarding its outstanding payable. Under the agreement, Italian-Thai acknowledged a total outstanding balance of THB 146 million (approximately $4.2 million) and agreed to settle the amount through 60 monthly instalments, with the first payment due in May 2026.
25(c)    Terms and condition of transactions with related parties
The sales to and purchases from related parties are based on negotiation by the entities. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.
Our Company purchases from PEWC copper rods as raw materials, low to high voltage power cable, and wire for distribution purposes. The purchase price from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years ended December 31, 2025, 2024 and 2023.
Our Company leased office from PEWC. The lease terms and prices were both determined in accordance with mutual agreements. The rental fee were paid to PEWC monthly; the related expenses were both classified under manufacturing, selling, and administrative, research and development expenses.
Pursuant to the composite services agreement with PEWC:
(i)PEWC will sell copper rod to our Company, upon our Company’s request, (1) at a price consisting of the average spot price of copper on the LME for the one month prior to purchase plus an agreed upon premium, (2) at prices and on terms at least as favorable as it provides copper rod to other purchasers of similar amounts of copper rod in the same markets as PEWC and (3) will give priority in the supply of copper rod to our Company over other purchasers of copper rod from PEWC.
(ii)PEWC grants to our Company the right to distribute any wire or cable product manufactured by PEWC in all markets in which our Company presently distributes or develops the capability to distribute in the future, such products on such terms as have historically been in effect or on terms at least as favorable as PEWC grants to third parties that distribute such products in such markets. However, PEWC shall not be required to grant to our Company the right to distribute products manufactured by PEWC in the future in markets where our Company does not currently have the capability to distribute unless and until PEWC has no pre-existing contractual rights which would conflict with the grant of such right to our Company.
(iii)PEWC will make available to our Company, upon our Company’s request and on terms to be mutually agreed between PEWC and our Company from time to time, access to certain of PEWC’s technology (and PEWC personnel necessary to use such technology) with respect to the design and manufacture of wire and cable products, including, without limitation, certain fiber optic technology. Our Company benefits from research and development conducted by PEWC at little or no cost to our Company.
(iv)PEWC will make available to our Company, upon our Company’s request and on terms to be mutually agreed between PEWC and our Company from time to time, certain services with respect to the design and manufacture of wire and cable products, computerization, inventory control, purchasing, internal auditing, quality control, emergency back-up services, and recruitment and training of personnel; such services may include the training of our Company’s employees and managers at PEWC facilities and the secondment of PEWC employees and managers to our Company.
(v)Each of PEWC and our Company will offer the other party the right to participate in any negotiations with a third party concerning the establishment of any facility or similar venture to manufacture or distribute any wire or cable product outside of the markets where our Company currently manufactures or distributes, or intends to develop the capability to manufacture or distribute, any wire or cable product. Unless our Company and PEWC mutually agree otherwise, our Company shall have the right of first refusal to enter into any definitive agreement with such third party. If, however, such third party would not agree to the substitution of our Company for PEWC or such substitution would prevent the successful completion of the facility or venture, PEWC will arrange for our Company to participate to the extent possible.
25(d)    Compensation of key management personnel of our Company

	For the years ended December, 31
	2025	2024	2023
	US$’000	US$’000	US$’000
Short-term employee benefits	1,472	2,020	1,898
Post-employment benefits	46	185	88
Total compensation paid to key management personnel	1,518	2,205	1,986
The amounts disclosed in the table were recognized as expenses during the reporting periods.